7. Short-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 953,762	R$ 478,364
Local currency [Member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	919,400	386,349
Foreign currency [Member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	34,362	92,015
Investment funds [Member] | Local currency [Member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 862,868	365,249
Weighted average rate equivalent	100.20%
Investment funds [Member] | Foreign currency [Member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 2,965
Government bonds [Member] | Local currency [Member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 56,532	21,100
Weighted average rate equivalent	104.20%
Government bonds [Member] | Foreign currency [Member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 29,684
Weighted average rate equivalent	1.80%
Deposits with banks [Member] | Foreign currency [Member]
Disclosure of Short Term Investments [Line Items]
Short-term investments	R$ 1,713	R$ 92,015
Weighted average rate equivalent	3.00%